Change of Functional Currency and Presentation Currency - Restated Cash Flows due to Change in Functional Currency (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CLP ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CLP ($)
Change In Functional Currency And Presentation Currency [Line Items]
Net cash flows from operating activities		$ 1,870,049	$ 2,532,186	[1]		$ 2,937,879	[1]
Net cash flows used in investing activities		(2,479,141)	(734,958)	[1]		(1,856,248)	[1]
Net cash flows from (used in) financing activities		(588,520)	(1,093,851)	[1]		(1,619,371)	[1]
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes		(1,197,612)	703,377	[1]		(537,740)	[1]
Effect of exchange rate changes on cash and cash equivalents		(19,081)	114,071	[1]		9,197	[1]
Net increase (decrease) in cash and cash equivalents		(1,216,693)	817,448	[1]		(528,543)	[1]
Cash and cash equivalents at beginning of period	[1]	2,689,456	1,872,008			2,400,551
Cash and cash equivalents at end of period		1,472,763	2,689,456	[1]		1,872,008	[1]
Previously Stated [Member]
Change In Functional Currency And Presentation Currency [Line Items]
Net cash flows from operating activities					$ 1,712,239,472			$ 1,923,450,602
Net cash flows used in investing activities					(496,971,516)			(1,215,299,048)
Net cash flows from (used in) financing activities					(739,651,393)			(1,060,214,379)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes					475,616,563			(352,062,825)
Effect of exchange rate changes on cash and cash equivalents					(4,531,455)			(23,287,179)
Net increase (decrease) in cash and cash equivalents					471,085,108			(375,350,004)
Cash and cash equivalents at beginning of period					1,329,425,189			1,704,775,193
Cash and cash equivalents at end of period					$ 1,800,510,297			$ 1,329,425,189
As Restated [Member]
Change In Functional Currency And Presentation Currency [Line Items]
Net cash flows from operating activities			2,532,186			2,937,879
Net cash flows used in investing activities			(734,958)			(1,856,248)
Net cash flows from (used in) financing activities			(1,093,851)			(1,619,371)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes			703,377			(537,740)
Effect of exchange rate changes on cash and cash equivalents			114,071			9,197
Net increase (decrease) in cash and cash equivalents			817,448			(528,543)
Cash and cash equivalents at beginning of period		$ 2,689,456	1,872,008			2,400,551
Cash and cash equivalents at end of period			$ 2,689,456			$ 1,872,008

[1]	(*) See Note 3